ACQUISITIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 21, 2021	Jun. 30, 2021
Aggregate cash payment	$ 1,210,000
Deferred compensation		$ 362,000
Payment of assumed liabilities		$ 166,000
Strike price		$ 2.6715
Total purchase price		$ 2,586,000
Stock Issued During Period, Shares, Acquisitions	452,929	3,623,433
Stock Issued During Period, Value, Acquisitions	$ 1,210,000	$ 9,680,000
Employment Agreement [Member]
Aggregate cash payment	1,210,000
Common stock value	1,210,000
Cash payment	166,000
Base salary	$ 300,000
Common stock purchase price	452,929